Financial Instruments And Financial Risk Management - Additional Information (Detail) $ in Millions		12 Months Ended
	May 02, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2021 USD ($)	Dec. 31, 2020
Capital Risk [Member]
Financial Instruments and Financial Risk Management [Line Items]
Equity ratio		78.60%				81.70%
Liquidity risk [member]
Financial Instruments and Financial Risk Management [Line Items]
Borrowings, maturity	June 30, 2023
Nominal amount	€ 10,000,000
Line of credit facility, maximum borrowing capacity		€ 25,000,000
Percentage of commitment fee		6.00%
Percentage of increase in registered capital		10.00%
Line of credit facility, maximum amount outstanding during period		€ 5,242,948
Liquidity risk [member] | Subsequent Events [Member]
Financial Instruments and Financial Risk Management [Line Items]
Borrowings, interest rate per month			1.25%	1.00%
Liquidity risk [member] | Tranche One [Member]
Financial Instruments and Financial Risk Management [Line Items]
Line of credit facility, maximum borrowing capacity		€ 5,000,000
Percentage of utilization of loan commitment would not exceed market capitalization		10.00%
Liquidity risk [member] | IPO [Member]
Financial Instruments and Financial Risk Management [Line Items]
Financial assets held for managing liquidity risk | $					$ 75.9
Line of credit facility, maximum borrowing capacity	€ 25,000,000